CONDENSED CONSOLIDATED STATEMENTS OF INCOME (UNAUDITED) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue
Total revenue	$ 170,822,000	$ 203,457,000	$ 342,143,000	$ 401,887,000
Operating expenses
Total cost of sales	109,524,000	151,545,000	226,157,000	293,428,000
Selling, general and administrative expenses	60,354,000	29,441,000	95,465,000	65,679,000
Research and development expenses	771,000	649,000	1,185,000	1,680,000
Restructuring and other expenses (income), net	5,004,000	1,072,000	5,004,000	4,343,000
Total operating expenses	175,653,000	182,707,000	327,811,000	365,130,000
Operating income (loss)	(4,831,000)	20,750,000	14,332,000	36,757,000
Foreign currency gain (loss), net	(591,000)	2,948,000	(2,819,000)	6,941,000
Other non-operating income (loss)	(158,000)	334,000	(413,000)	647,000
Interest income (expense), net	(3,945,000)	(9,106,000)	(10,898,000)	(18,285,000)	$ (43,352,000)	$ (37,255,000)
Income (loss) before income taxes	(9,525,000)	14,926,000	202,000	26,060,000
Income tax (expense) benefit	4,506,000	(5,158,000)	(1,346,000)	(10,414,000)
Net income (loss)	(5,019,000)	9,768,000	(1,144,000)	15,646,000
Less: Net income (loss) attributable to non-controlling interests	(9,995,000)	819,000	(9,568,000)	585,000
Net income (loss) attributable to HMH Holding Inc.	$ 4,976,000	$ 8,949,000	$ 8,424,000	$ 15,061,000
Net income (loss) per share of common stock (actual)—Basic (in dollars per share)	$ 0.43	$ 0.13	$ 1.44	$ 0.22
Net income (loss) per share of Class A common stock (actual) — Diluted (in dollars per share)	$ 0.42	$ 0.13	$ 1.26	$ 0.22
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—Basic (in shares)	11,662,000	69,355,000	5,863,000	69,355,000
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—Diluted (in shares)	11,971,000	69,355,000	6,688,000	69,355,000
Related Party
Revenue
Total revenue	$ 560,000	$ 162,000	$ 887,000	$ 252,000
Operating expenses
Interest income (expense), net	62,000	2,517,000	2,720,000	4,957,000
Service
Revenue
Total revenue	89,072,000	92,332,000	161,081,000	175,840,000
Operating expenses
Total cost of sales	58,766,000	63,671,000	111,824,000	120,749,000
Service | Nonrelated Party
Revenue
Total revenue	89,072,000	92,332,000	161,081,000	175,840,000
Product
Operating expenses
Total cost of sales	16,527,000	53,422,000	41,894,000	100,119,000
Product | Nonrelated Party
Revenue
Total revenue	20,027,000	58,812,000	52,493,000	113,470,000
Spare Parts
Revenue
Total revenue	61,163,000	52,151,000	127,682,000	112,325,000
Operating expenses
Total cost of sales	34,231,000	34,452,000	72,439,000	72,560,000
Spare Parts | Nonrelated Party
Revenue
Total revenue	$ 61,163,000	$ 52,151,000	127,682,000	112,325,000
HMH Holding BV And Subsidiaries [Member]
Revenue
Total revenue					821,754,000	843,363,000	[1]
Operating expenses
Total cost of sales					576,024,000	571,173,000
Selling, general and administrative expenses					130,397,000	146,810,000
Research and development expenses					2,813,000	7,067,000
Restructuring and other expenses (income), net					4,631,000	(301,000)
Total operating expenses					713,865,000	724,749,000
Operating income (loss)					107,889,000	118,614,000
Foreign currency gain (loss), net					6,790,000	(5,293,000)
Other non-operating income (loss)					1,263,000	423,000
Interest income (expense), net					(43,352,000)	(37,255)
Income (loss) before income taxes				72,590,000	72,590,000	76,489,000
Income tax (expense) benefit					(26,467,000)	(24,533,000)
Net income (loss)			$ (1,144,000)	$ 15,646,000	46,123,000	51,956,000
Less: Net income (loss) attributable to non-controlling interests					669,000	738,000
Net income (loss) attributable to HMH Holding Inc.					$ 45,454,000	$ 51,218,000
Net income (loss) per share of common stock (actual)—Basic (in dollars per share)					$ 227,270	$ 256,090
Net income (loss) per share of Class A common stock (actual) — Diluted (in dollars per share)					$ 227,270	$ 256,090
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—Basic (in shares)					200,000	200,000
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—Diluted (in shares)					200,000	200,000
HMH Holding BV And Subsidiaries [Member] | Related Party
Revenue
Total revenue					$ 445,000	$ 3,615,000
Operating expenses
Interest income (expense), net					10,218,000	9,302,000
HMH Holding BV And Subsidiaries [Member] | Service
Revenue
Total revenue					383,385,000	366,202,000
Operating expenses
Total cost of sales					253,541,000	223,376,000
HMH Holding BV And Subsidiaries [Member] | Service | Nonrelated Party
Revenue
Total revenue					383,385,000	366,202,000
HMH Holding BV And Subsidiaries [Member] | Product
Operating expenses
Total cost of sales					183,509,000	205,172,000
HMH Holding BV And Subsidiaries [Member] | Product | Nonrelated Party
Revenue
Total revenue					213,544,000	225,521,000
HMH Holding BV And Subsidiaries [Member] | Spare Parts
Revenue
Total revenue					224,380,000	248,025,000
Operating expenses
Total cost of sales					138,974,000	142,625,000
HMH Holding BV And Subsidiaries [Member] | Spare Parts | Nonrelated Party
Revenue
Total revenue					224,380,000	$ 248,025,000
HMH Holding Inc. [Member] | Historical [Member]
Revenue
Total revenue					821,754,000
Operating expenses
Total cost of sales					576,024,000
Selling, general and administrative expenses					130,397,000
Research and development expenses					2,813,000
Restructuring and other expenses (income), net					4,631,000
Total operating expenses					713,865,000
Operating income (loss)					107,889,000
Foreign currency gain (loss), net					6,790,000
Other non-operating income (loss)					1,263,000
Interest income (expense), net					(43,352,000)
Income (loss) before income taxes					72,590,000
Income tax (expense) benefit					(26,467,000)
Net income (loss)					46,123,000
Less: Net income (loss) attributable to non-controlling interests					669,000
Net income (loss) attributable to HMH Holding Inc.					45,454,000
HMH Holding Inc. [Member] | Corporate Reorganizations Adjustment [Member]
Revenue
Total revenue					0
Operating expenses
Total cost of sales					0
Selling, general and administrative expenses					0
Research and development expenses					0
Restructuring and other expenses (income), net					0
Total operating expenses					0
Operating income (loss)					0
Foreign currency gain (loss), net					0
Other non-operating income (loss)					0
Interest income (expense), net					0
Income (loss) before income taxes					0
Income tax (expense) benefit					0
Net income (loss)					0
Less: Net income (loss) attributable to non-controlling interests					0
Net income (loss) attributable to HMH Holding Inc.					0
HMH Holding Inc. [Member] | Offering Transactions Adjustments [Member]
Revenue
Total revenue					0
Operating expenses
Total cost of sales					0
Selling, general and administrative expenses					21,186,000
Research and development expenses					0
Restructuring and other expenses (income), net					0
Total operating expenses					21,186,000
Operating income (loss)					(21,186,000)
Foreign currency gain (loss), net					0
Other non-operating income (loss)					0
Interest income (expense), net					10,218,000
Income (loss) before income taxes					(10,968,000)
Income tax (expense) benefit					0
Net income (loss)					(10,968,000)
Less: Net income (loss) attributable to non-controlling interests					26,068,000
Net income (loss) attributable to HMH Holding Inc.					(37,036,000)
HMH Holding Inc. [Member] | Pro Forma [Member]
Revenue
Total revenue					821,754,000
Operating expenses
Total cost of sales					576,024,000
Selling, general and administrative expenses					151,583,000
Research and development expenses					2,813,000
Restructuring and other expenses (income), net					4,631,000
Total operating expenses					735,051,000
Operating income (loss)					86,703,000
Foreign currency gain (loss), net					6,790,000
Other non-operating income (loss)					1,263,000
Interest income (expense), net					(33,134,000)
Income (loss) before income taxes					61,622,000
Income tax (expense) benefit					(26,467,000)
Net income (loss)					35,155,000
Less: Net income (loss) attributable to non-controlling interests					26,737,000
Net income (loss) attributable to HMH Holding Inc.					$ 8,418,000
Net income (loss) per share of common stock (actual)—Basic (in dollars per share)					$ 0.74
Net income (loss) per share of Class A common stock (actual) — Diluted (in dollars per share)					$ 0.74
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—Basic (in shares)					11,422,504
Weighted-average shares of common stock for HMH and HMH B.V. outstanding—Diluted (in shares)					11,422,504
HMH Holding Inc. [Member] | Related Party | Historical [Member]
Revenue
Total revenue					$ 445,000
HMH Holding Inc. [Member] | Related Party | Corporate Reorganizations Adjustment [Member]
Revenue
Total revenue					0
HMH Holding Inc. [Member] | Related Party | Offering Transactions Adjustments [Member]
Revenue
Total revenue					0
HMH Holding Inc. [Member] | Related Party | Pro Forma [Member]
Revenue
Total revenue					445,000
HMH Holding Inc. [Member] | Service | Historical [Member]
Operating expenses
Total cost of sales					253,541,000
HMH Holding Inc. [Member] | Service | Corporate Reorganizations Adjustment [Member]
Operating expenses
Total cost of sales					0
HMH Holding Inc. [Member] | Service | Offering Transactions Adjustments [Member]
Operating expenses
Total cost of sales					0
HMH Holding Inc. [Member] | Service | Pro Forma [Member]
Operating expenses
Total cost of sales					253,541,000
HMH Holding Inc. [Member] | Service | Nonrelated Party | Historical [Member]
Revenue
Total revenue					383,385,000
HMH Holding Inc. [Member] | Service | Nonrelated Party | Corporate Reorganizations Adjustment [Member]
Revenue
Total revenue					0
HMH Holding Inc. [Member] | Service | Nonrelated Party | Offering Transactions Adjustments [Member]
Revenue
Total revenue					0
HMH Holding Inc. [Member] | Service | Nonrelated Party | Pro Forma [Member]
Revenue
Total revenue					383,385,000
HMH Holding Inc. [Member] | Product | Historical [Member]
Operating expenses
Total cost of sales					183,509,000
HMH Holding Inc. [Member] | Product | Corporate Reorganizations Adjustment [Member]
Operating expenses
Total cost of sales					0
HMH Holding Inc. [Member] | Product | Offering Transactions Adjustments [Member]
Operating expenses
Total cost of sales					0
HMH Holding Inc. [Member] | Product | Pro Forma [Member]
Operating expenses
Total cost of sales					183,509,000
HMH Holding Inc. [Member] | Product | Nonrelated Party | Historical [Member]
Revenue
Total revenue					213,544,000
HMH Holding Inc. [Member] | Product | Nonrelated Party | Corporate Reorganizations Adjustment [Member]
Revenue
Total revenue					0
HMH Holding Inc. [Member] | Product | Nonrelated Party | Offering Transactions Adjustments [Member]
Revenue
Total revenue					0
HMH Holding Inc. [Member] | Product | Nonrelated Party | Pro Forma [Member]
Revenue
Total revenue					213,544,000
HMH Holding Inc. [Member] | Spare Parts | Historical [Member]
Operating expenses
Total cost of sales					138,974,000
HMH Holding Inc. [Member] | Spare Parts | Corporate Reorganizations Adjustment [Member]
Operating expenses
Total cost of sales					0
HMH Holding Inc. [Member] | Spare Parts | Offering Transactions Adjustments [Member]
Operating expenses
Total cost of sales					0
HMH Holding Inc. [Member] | Spare Parts | Pro Forma [Member]
Operating expenses
Total cost of sales					138,974,000
HMH Holding Inc. [Member] | Spare Parts | Nonrelated Party | Historical [Member]
Revenue
Total revenue					224,380,000
HMH Holding Inc. [Member] | Spare Parts | Nonrelated Party | Corporate Reorganizations Adjustment [Member]
Revenue
Total revenue					0
HMH Holding Inc. [Member] | Spare Parts | Nonrelated Party | Offering Transactions Adjustments [Member]
Revenue
Total revenue					0
HMH Holding Inc. [Member] | Spare Parts | Nonrelated Party | Pro Forma [Member]
Revenue
Total revenue					$ 224,380,000

[1]	As the CODM does not regularly review intersegment revenue, it is excluded from the determination of total segment operating income. The CODM uses revenue from external customers to assess performance and allocate resources.